Fair Value of Assets and Liabilities - Narrative (Details) - USD ($) $ in Millions	3 Months Ended						12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Gain/(loss) on instrument specific credit risk							$ 0.2	$ 0.5	$ 1.5
Corporate
Segment Reporting Information [Line Items]
Long-lived asset impairment	$ 1.9	$ 0.7	$ 1.3	$ 3.0	$ 2.0
Reversed asset impairment charges	$ 0.5	$ 1.0
Regional Banking
Segment Reporting Information [Line Items]
Long-lived asset impairment				$ 0.8		$ 3.7